Segments and Geographical Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segments and Geographical Information

19 Segments and Geographical Information

NXP is organized into two reportable segments, High Performance Mixed Signal (“HPMS”) and Standard Products (“SP”). Corporate and Other represents the remaining portion to reconcile to the Consolidated Financial Statements.

During the first quarter of 2013, we moved our General Purpose Logic Product Line from our HPMS segment (Portable & Computing) to our SP segment; and our NXP software product line to our HPMS Segment (Industrial & Infrastructure) from Corporate and Other to better reflect underlying market dynamics, product complexity and the management of the business. In addition, during the fourth quarter of 2013 we determined that a change to our reportable segments was warranted due to the significant decline in external revenues and costs reported by Manufacturing Operations (“MO”). These external results were, to a large extent, derived from revenue of wafer foundry and packaging services to our divested businesses in order to support their separation and, on a limited basis, their ongoing operations. They also reflect the ongoing results from the sale of wafers to our SSMC joint venture partner, TSMC. MO’s results are also not regularly reviewed by the Chief Operating Decision Maker, or CODM to assess operating performance and allocate resources as its primary function is to manage the Company’s internal manufacturing and supply chain activities and substantially all of its results are reflected within the operating segments utilizing its services. As a result, since Manufacturing Operations no longer meets the criteria for an operating segment, its results will be reflected within Corporate and Other effective the fourth quarter of 2013.

Our Chief Executive Officer, who is our CODM, regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Asset information by segment is not provided to our CODM as the majority of our assets are used jointly or managed at corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets per segment has been omitted.

Our HPMS business segment delivers high performance mixed signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial, and software solutions for mobile phones. Our SP business segment offers standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive. The segments each include revenue from the sale and licensing of intellectual property related to that segment.

Corporate and Other includes unallocated expenses not related to any specific business segment and corporate restructuring charges.

Because the Company meets the criteria for aggregation set forth under ASC 280 “Segment Reporting”, and the operating segments have similar economic characteristics, the Company aggregates the results of operations of the Automotive, Identification, Infrastructure & Industrial and Portable & Computing operating segments into one reportable segment, HPMS, and the Standard Products and General Purpose Logic operating segments into another reportable segment, SP.

Detailed information by segment for the years 2013, 2012 and 2011 is presented in the following tables.

Revenue	2013	2012	2011
HPMS	3,533	2,976	2,653
SP	1,145	1,168	1,216
Corporate and Other (1)	137	214	325

	4,815	4,358	4,194

Operating income (loss)	2013	2012	2011
HPMS	712	479	288
SP	39	89	200
Corporate and Other (1)	(100)	(156)	(131)

	651	412	357

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Goodwill assigned to segments	Cost at January 1, 2013	Acquisitions	Translation differences and other changes	Cost at December 31, 2013
HPMS	1,725	1	62	1,788
SP	456	—	16	472
Corporate and Other (1)	321	—	12	333

	2,502	1	90	2,593

	Accumulated impairment at January 1, 2013	Translation differences and other changes	Accumulated impairment at December 31, 2013
HPMS	(186)	(9)	(195)
SP	(39)	(1)	(40)
Corporate and Other (1)	—	—	—

	(225)	(10)	(235)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Information

	Revenue (1)			Property, plant and equipment
	2013	2012	2011	2013	2012	2011
China	2,047	1,699	1,514	115	131	120
Netherlands	146	94	123	180	180	187
Taiwan	98	112	80	91	80	70
United States	365	303	329	6	8	9
Singapore	421	436	383	214	226	229
Germany	434	447	508	80	88	96
South Korea	294	238	216	1	—	—
Other countries	1,010	1,029	1,041	361	357	352

	4,815	4,358	4,194	1,048	1,070	1,063

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).

Concentration of risk

A substantial portion of our revenue is derived from our top OEM customers, some of whom are supplied through distributors, in the automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer and computing markets. No end customer accounted for greater than 10% of the Company‘s revenues for the years presented. However, sales to one of our distributors, WPG, in 2013, 2012 and 2011 represented 11%, 12% and 12%, respectively, of revenue.

Furthermore, the Company is using outside suppliers or foundries for a portion of its manufacturing capacity.

We have operations in Europe and Asia subject to collective bargaining agreements which could pose a risk to the Company in the near term but we do not expect that our operations will be disrupted if such is the case.